Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollar amounts in thousands)	2012	2011	2010

Current payable	$1,660	$693	$689
Deferred	2	(97)	(777)

Total provision (benefit)	$1,662	$596	$(88)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollar amounts in thousands)	2012	2011

Deferred tax assets:
Allowance for loan losses	$2,645	$2,318
Supplemental retirement plan	218	182
Alternative minimum tax credits	-	551
Investment security basis adjustment	66	66
Nonaccrual interest income	508	298
Deferred origination fees, net	189	105
OREO adjustments	116	-
Net operating losses	86	190
Other	47	125
Gross deferred tax assets	3,875	3,835

Deferred tax liabilities:
Premises and equipment	434	405
Net unrealized gain on securities	2,777	2,339
FHLB stock dividends	225	225
Intangibles	256	208
Other	2	37
Gross deferred tax liabilities	3,694	3,214

Net deferred tax assets	$181	$621

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollar amounts in thousands)	2012		2011		2010
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

Provision at statutory rate	$2,700	34.0%	$1,606	34.0%	$827	34.0%
Tax-free income	(1,095)	-13.8	(1,071)	-22.7	(993)	-40.9
Nondeductible interest expense	48	0.6	61	1.3	76	3.1
Other	9	0.1	-	0.0	2	0.2

Actual tax expense and effective rate	$1,662	20.9%	$596	12.6%	$(88)	(3.6	) %